SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

PRIVATE PLACEMENT

On February 20, 2020, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Chaim Davis (the Chairman of our Board of Directors) and certain other accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors in a private placement (the “Private Placement”), 2,842,857 Units (the “Units”).

Each Unit consists of one (1) share of the Company’s common stock, par value $0.01 per share (“Common Share”), at a price per Unit of $0.07 (the “Purchase Price”) for aggregate gross proceeds of approximately $199,000. The Company received net proceeds of $199,000 from the Private Placement as expenses related to the Private Placement were minimal. The Company did not utilize a placement agent for the Private Placement. The Company used the net proceeds for working capital and general corporate purposes.

The Company does not intend to register the Units issued under the Private Placement; rather the Units issued will be subject to the holding period requirements and other conditions of Rule 144.

CHEROKEE FINANCIAL LLC LOAN EXTENSIONS

On February 24, 2020 (the “Closing Date”), the Company completed a transaction related to a one-year Extension Agreement dated February 14, 2020 (the “Extension Agreement”) with Cherokee under which Cherokee extended the due date of the Company’s credit facilities (a $900,000 (mortgage) Term Note and a $200,000 2019 Term Loan) to February 15, 2021. No terms of either facility were changed under the Extension Agreement. For consideration of the Extension Agreement, the Company issued 1.5% of the $200,000 principal, or $3,000, in 42,857 restricted shares of the Company’s common stock to Cherokee and, 2% of the $900,000 principal, or $18,000, in 257,143 restricted shares of the Company’s common stock to Cherokee on behalf of their investors.

The Company also paid Cherokee’s legal fees in the amount of $1,000.

COVID-19

On March 11, 2020, the World Health Organization declared a pandemic related to the rapidly spreading COVID-19 outbreak, which has led to a global health emergency. The extent of the public-health impact of the outbreak is currently unknown and rapidly evolving, and the related health crisis could adversely affect the global economy, resulting in an economic downturn. Any disruption of the Company’s facilities or those of our suppliers could likely adversely impact the Company’s operations. Currently, there is significant uncertainty relating to the potential effect of the novel coronavirus on our business.

DISTRIBUTION OF COVID-19 RAPID TEST

On March 23, 2020, the Company announced in a press releases that it began marketing (on March 17, 2020), via a distribution partnership, a Rapid Test to detect Covid-19 antibodies in whole blood, serum or plasma.. The test is not available for consumer use and is being marketed in full compliance with the March 16, 2020 Emergency Use Authorization (“EUA”) policy set forth by the FDA. An EUA was issued by FDA on May 29, 2020. While The Company does expect the marketing of the Covid-19 test to positively impact its revenues in Fiscal 2021, the Company does not yet know the full extent of the positive impact of COVID-19 test sales on its business, its financial condition and results of operations. The extent to which sales of the COVID-19 test may impact the Company’s business, operating results, financial condition, or liquidity in the future will depend on future developments which are evolving and highly uncertain including the duration of the outbreak and the need for antibody testing in the future.

EXTENSION OF THE CRESTMARK LINE OF CREDIT

On June 22, 2020, the Company extended its line of credit with Crestmark Bank extending the line of credit until June 22, 2021. All terms and conditions of the line of credit remain unchanged under the extension period with the exception of the following, 1) the maximum availability under the line of credit was reduced from $1,500,000 to $1,000,000, 2) availability under the line of credit is based on receivables only (under the same terms), 3) the requirement for field audits of the Company was removed, and 4) the Tangible Net Worth (TNW) covenant was removed.

SBA PAYCHECK PROTECTION LOAN (PPP LOAN)

On April 22, 2020, the Company entered into a Promissory Note (“PPP Note”) for $332,000 with Crestmark Bank, pursuant to the U.S. Small Business Administration Paycheck Protection Program under Title I of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act passed by Congress and signed into law on March 27, 2020. The PPP Note is unsecured, bears interest at 1.00% per annum, with principal and interest payments deferred for the first six months, and matures in two years. The principal is payable in equal monthly installments, with interest, beginning on the first business day after the end of the deferment period. The PPP Note may be forgiven subject to the terms of the Paycheck Protection Program.

Additionally, certain acts of the Company, including but not limited to: (i) the failure to pay any taxes when due, (ii) becoming the subject of a proceeding under any bankruptcy or insolvency law, (iii) making an assignment for the benefit of creditors, or (iv) reorganizing, merging, consolidating or otherwise changing ownership or business structure without PPP Lender’s prior written consent, are considered events of default which grant Lender the right to seek immediate payment of all amounts owing under the PPP Note.